UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Strategic Income Fund

September 30, 2015

1.808792.111
SI-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 43.2%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$870	$548
Nonconvertible Bonds - 43.2%
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.6%
Affinia Group, Inc. 7.75% 5/1/21		1,015	1,066
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,423
6% 9/15/23		3,475	3,501
Delphi Automotive PLC 1.5% 3/10/25	EUR	2,600	2,658
Delphi Corp. 5% 2/15/23		9,005	9,320
Exide Technologies 11% 4/30/20		835	693
International Automotive Components Group SA 9.125% 6/1/18 (b)		5,245	5,324
Lear Corp. 4.75% 1/15/23		6,305	6,179
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)		2,965	3,143
6.75% 11/15/22 pay-in-kind (b)(c)		3,940	4,245
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		6,460	6,331
Tenneco, Inc. 6.875% 12/15/20		6,205	6,430
Tupy Overseas SA 6.625% 7/17/24 (b)		1,625	1,430
			53,743
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		2,145	2,097
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		1,500	1,470
LKQ Corp. 4.75% 5/15/23		1,090	1,049
			2,519
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		23,025	18,075
Hotels, Restaurants & Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (b)		1,760	1,355
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	24,330	5,394
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		28,800	22,536
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,543
FelCor Lodging LP:
5.625% 3/1/23		4,185	4,269
6% 6/1/25		8,495	8,495
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,850	1,864
4.875% 11/1/20		4,845	4,906
5.375% 11/1/23		3,845	3,903
Landry's Acquisition Co. 9.375% 5/1/20 (b)		905	966
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		4,280	4,045
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (b)(c)		849	849
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (b)		1,135	1,118
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		4,230	4,019
11% 10/1/21		10,615	9,686
Playa Resorts Holding BV 8% 8/15/20 (b)		4,750	4,798
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		4,360	4,360
Six Flags Entertainment Corp. 5.25% 1/15/21 (b)		7,515	7,515
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (b)(d)		390	0
			91,621
Household Durables - 1.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		3,165	3,015
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		2,595	2,563
Calatlantic Group, Inc.:
8.375% 5/15/18		2,255	2,537
8.375% 1/15/21		4,340	5,100
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,454
4.75% 2/15/23		3,865	3,884
5.75% 8/15/23		2,155	2,333
Lennar Corp. 4.5% 11/15/19		3,345	3,373
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	25,078
6.875% 2/15/21		6,200	6,418
8.25% 2/15/21 (c)		6,920	6,903
9.875% 8/15/19		1,223	1,266
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,460
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		3,265	3,265
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,126
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,246
5.625% 1/15/24		1,240	1,308
5.875% 2/15/22		5,640	6,049
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,545	2,494
5.875% 6/15/24		6,140	6,017
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,397
			103,286
Internet & Catalog Retail - 0.2%
Netflix, Inc.:
5.375% 2/1/21 (b)		4,010	4,160
5.875% 2/15/25 (b)		6,210	6,381
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,900	6,693
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (b)		4,435	4,302
			21,536
Media - 3.6%
Altice SA:
5.375% 7/15/23 (b)		7,415	7,118
7.625% 2/15/25 (b)		11,379	10,049
7.75% 5/15/22 (b)		26,350	23,979
AMC Entertainment, Inc. 5.75% 6/15/25		6,450	6,273
AMC Networks, Inc. 4.75% 12/15/22		3,080	2,903
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,650	8,370
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		980	979
5.625% 2/15/24		1,060	1,075
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,770	6,245
5.125% 5/1/23 (b)		5,425	5,001
5.375% 5/1/25 (b)		5,425	4,944
5.75% 9/1/23		670	642
5.75% 1/15/24		4,245	4,054
6.625% 1/31/22		3,480	3,506
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,656
5.125% 12/15/22		1,470	1,441
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (c)		4,949	2,034
Comcast Corp. 5.5% 11/23/29	GBP	5,300	9,793
DISH DBS Corp.:
5% 3/15/23		3,985	3,337
5.125% 5/1/20		485	455
5.875% 7/15/22		15,180	13,434
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (b)		2,245	2,178
Gannett Co., Inc.:
4.875% 9/15/21 (b)		3,210	3,146
5.5% 9/15/24 (b)		3,210	3,122
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		4,365	3,798
4.875% 4/11/22 (b)		1,875	1,809
Liberty Media Corp.:
8.25% 2/1/30		4,120	4,244
8.5% 7/15/29		8,920	9,143
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		14,840	16,213
MDC Partners, Inc. 6.75% 4/1/20 (b)		5,465	5,397
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		8,960	8,915
Myriad International Holding BV 6% 7/18/20 (b)		1,725	1,844
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,335	2,262
Numericable Group SA:
4.875% 5/15/19 (b)		6,705	6,487
6% 5/15/22 (b)		36,670	35,341
6.25% 5/15/24 (b)		34,853	33,546
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,545
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		2,660	2,746
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,829
Sirius XM Radio, Inc.:
4.25% 5/15/20 (b)		5,800	5,670
4.625% 5/15/23 (b)		2,450	2,291
5.25% 8/15/22 (b)		6,945	7,205
5.375% 4/15/25 (b)		4,685	4,474
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,283
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		7,090	6,239
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		5,540	5,533
VTR Finance BV 6.875% 1/15/24 (b)		5,775	5,241
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		955	913
WMG Acquisition Corp. 5.625% 4/15/22 (b)		955	931
			315,633
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		1,320	1,310
Jaguar Land Rover PLC 4.25% 11/15/19 (b)		4,485	4,373
L Brands, Inc. 5.625% 10/15/23		4,625	4,914
L Brands, Inc. 5.625% 2/15/22		6,880	7,276
Sally Holdings LLC 6.875% 11/15/19		3,305	3,429
Sonic Automotive, Inc. 5% 5/15/23		800	766
			22,068
Textiles, Apparel & Luxury Goods - 0.2%
AVINTIV Specialty Materials, Inc.:
6.875% 6/1/19		1,720	1,824
7.75% 2/1/19		855	888
PVH Corp. 4.5% 12/15/22		10,925	10,570
			13,282
TOTAL CONSUMER DISCRETIONARY			643,860
CONSUMER STAPLES - 2.0%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		3,190	3,254
4.75% 11/15/24		4,475	4,520
JB y Co. SA de CV 3.75% 5/13/25 (b)		1,875	1,800
			9,574
Food & Staples Retailing - 0.7%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		5,950	5,355
9.25% 2/15/19 (b)		9,545	9,640
ESAL GmbH 6.25% 2/5/23 (b)		13,590	12,503
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		1,265	1,170
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		3,450	3,019
Rite Aid Corp.:
6.125% 4/1/23(b)		8,710	8,645
6.75% 6/15/21		12,320	12,628
9.25% 3/15/20		3,570	3,793
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (b)		1,465	1,553
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)		4,305	4,305
			62,611
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,024
Barry Callebaut Services NV 5.5% 6/15/23 (b)		5,915	6,255
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		5,550	5,772
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		2,200	2,314
JBS Investments GmbH 7.25% 4/3/24 (b)		14,755	14,183
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		7,650	7,038
5.875% 7/15/24 (b)		2,350	2,203
7.25% 6/1/21 (b)		2,960	3,071
8.25% 2/1/20 (b)		3,315	3,456
Mondelez International, Inc.:
1.625% 3/8/27	EUR	4,200	4,263
2.375% 3/6/35	EUR	2,500	2,439
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		6,540	6,426
Post Holdings, Inc.:
6% 12/15/22 (b)		2,340	2,243
7.375% 2/15/22		2,500	2,538
7.75% 3/15/24 (b)		3,430	3,516
8% 7/15/25 (b)		1,715	1,766
Sigma Alimentos SA de CV 6.875% 12/16/19 (b)		1,940	2,146
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,594
			76,247
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		2,800	2,727
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (b)		4,470	4,559
6.375% 11/15/20		1,415	1,493
6.625% 11/15/22		1,675	1,771
			10,550
Personal Products - 0.2%
First Quality Finance Co., Inc. 4.625% 5/15/21 (b)		1,235	1,149
Prestige Brands, Inc. 8.125% 2/1/20		770	807
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	18,132
			20,088
Tobacco - 0.0%
BAT International Finance PLC 2% 3/13/45 (Reg. S)	EUR	2,662	2,446
TOTAL CONSUMER STAPLES			181,516
ENERGY - 5.7%
Energy Equipment & Services - 0.3%
Basic Energy Services, Inc. 7.75% 10/15/22		1,990	930
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		3,100	2,527
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	2,680
Forbes Energy Services Ltd. 9% 6/15/19		3,755	2,413
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	4,914
Gulfmark Offshore, Inc. 6.375% 3/15/22		145	87
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		3,120	2,449
Kinder Morgan, Inc. 2.25% 3/16/27	EUR	2,250	1,991
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,425	1,243
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	1,964
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		1,615	1,510
Unit Corp. 6.625% 5/15/21		875	718
			23,426
Oil, Gas & Consumable Fuels - 5.4%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	6,480
4.875% 3/15/24		2,630	2,355
Afren PLC:
6.625% 12/9/20 (b)(d)		5,230	78
10.25% 4/8/19 (Reg. S) (d)		6,260	94
Antero Resources Corp. 5.625% 6/1/23 (b)		3,980	3,492
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		2,860	2,490
7.5% 9/15/20		1,900	1,777
Chaparral Energy, Inc. 9.875% 10/1/20		1,620	510
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		4,890	4,670
Concho Resources, Inc.:
5.5% 4/1/23		7,895	7,520
6.5% 1/15/22		2,510	2,472
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	5,986
6.125% 3/1/22		7,890	6,830
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	9,390
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200	79
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	2,921
EDC Finance Ltd. 4.875% 4/17/20 (b)		9,190	7,812
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		4,190	3,876
Energy Transfer Equity LP 5.5% 6/1/27		6,395	5,308
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (b)		5,565	2,616
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	2,519
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,184
Georgian Oil & Gas Corp. 6.875% 5/16/17 (b)		3,780	3,780
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	906
7% 6/15/23 (b)		4,305	4,014
Goodrich Petroleum Corp. 8.875% 3/15/19		3,270	572
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (b)		3,765	3,958
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		4,000	3,400
5.75% 10/1/25 (b)		4,310	3,793
7.625% 4/15/21 (b)		4,325	4,239
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	4,631
Indo Energy Finance BV 7% 5/7/18 (b)		1,175	558
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		9,915	5,577
KazMunaiGaz Finance Sub BV 6% 11/7/44 (b)		2,275	1,666
KazMunaiGaz National Co. 5.75% 4/30/43 (b)		3,705	2,677
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		2,195	1,866
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,910	5,718
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24		6,560	6,002
5.5% 2/15/23		3,215	3,115
Newfield Exploration Co.:
5.375% 1/1/26		4,913	4,495
5.625% 7/1/24		2,210	2,088
Noble Energy, Inc. 5.875% 6/1/22		4,750	4,741
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,245
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		6,210	4,937
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		17,804	6,409
Pan American Energy LLC 7.875% 5/7/21 (b)		1,985	1,965
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	9,539
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (b)		3,235	2,806
Pemex Project Funding Master Trust:
6.625% 6/15/35		8,645	8,105
8.625% 12/1/23 (c)		500	591
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)		9,160	2,015
Petrobras Global Finance BV:
2.4288% 1/15/19 (c)		10,065	6,945
3% 1/15/19		9,765	7,055
6.25% 3/17/24		3,950	2,875
7.25% 3/17/44		2,190	1,452
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		2,975	2,219
5.875% 3/1/18		7,150	5,899
6.875% 1/20/40		13,095	8,512
Petroleos de Venezuela SA:
5.375% 4/12/27		6,810	2,176
5.5% 4/12/37		2,200	688
8.5% 11/2/17 (b)		47,255	31,543
9.75% 5/17/35 (b)		10,275	3,725
12.75% 2/17/22 (b)		7,985	3,517
Petroleos Mexicanos:
3.5% 1/30/23		4,305	3,875
4.875% 1/24/22		3,930	3,892
4.875% 1/18/24		3,685	3,567
5.5% 1/21/21		2,445	2,571
5.5% 6/27/44 (b)		3,250	2,608
5.5% 6/27/44		4,490	3,603
6.375% 1/23/45		5,900	5,301
6.5% 6/2/41		7,825	7,197
6.625% (b)(e)		19,963	18,965
Petronas Capital Ltd. 3.5% 3/18/25 (b)		1,320	1,257
PT Pertamina Persero:
4.875% 5/3/22 (b)		1,990	1,890
5.25% 5/23/21 (b)		2,185	2,160
6% 5/3/42 (b)		1,320	1,092
6.5% 5/27/41 (b)		6,280	5,510
QEP Resources, Inc. 5.25% 5/1/23		5,955	4,978
Range Resources Corp. 5% 3/15/23		9,130	8,074
Repsol International Finance BV 2.625% 5/28/20 (Reg. S)	EUR	4,000	4,618
Rice Energy, Inc.:
6.25% 5/1/22		7,770	6,930
7.25% 5/1/23 (b)		1,695	1,589
RSP Permian, Inc. 6.625% 10/1/22		1,785	1,714
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)		17,765	15,655
5.75% 5/15/24		3,905	3,475
SemGroup Corp. 7.5% 6/15/21		4,100	3,854
Shell International Finance BV 1.875% 9/15/25	EUR	3,400	3,792
Sibur Securities Ltd. 3.914% 1/31/18 (b)		5,840	5,621
SM Energy Co. 5.625% 6/1/25		2,100	1,806
Southern Star Central Corp. 5.125% 7/15/22 (b)		2,570	2,467
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)		3,040	2,964
Teekay Corp. 8.5% 1/15/20		3,695	3,621
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,615	3,940
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,082
Tesoro Corp.:
5.125% 4/1/24		425	417
5.375% 10/1/22		3,340	3,273
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)		2,540	2,489
5.875% 10/1/20		1,641	1,604
6.125% 10/15/21		3,591	3,528
6.25% 10/15/22 (b)		4,995	4,870
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		10,149	10,124
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		3,960	3,930
Western Refining, Inc. 6.25% 4/1/21		12,210	11,844
WPX Energy, Inc. 6% 1/15/22		7,035	6,050
YPF SA:
8.5% 7/28/25 (b)		5,525	4,793
8.75% 4/4/24 (b)		10,165	8,984
8.875% 12/19/18 (b)		5,955	5,747
Zhaikmunai International BV 7.125% 11/13/19 (b)		8,480	6,784
			478,578
TOTAL ENERGY			502,004
FINANCIALS - 9.3%
Banks - 3.6%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	5,250	7,215
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	1,500	1,735
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		2,272	2,386
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (b)		4,085	3,696
5.75% 9/26/23 (b)		2,445	2,017
6.369% 6/16/18 (b)		2,200	2,126
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,650	7,380
Bank of Ireland 1.25% 4/9/20	EUR	12,150	13,422
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,975	1,881
Banque Federative du Credit Mutuel SA 3% 9/11/25 (Reg. S)	EUR	3,300	3,630
Barclays Bank PLC:
6.625% 3/30/22 (Reg. S)	EUR	1,400	1,915
10% 5/21/21	GBP	4,650	9,017
BBVA Bancomer SA 6.75% 9/30/22 (b)		1,300	1,407
BBVA Colombia SA 4.875% 4/21/25 (b)		1,295	1,233
BBVA Paraguay SA 9.75% 2/11/16 (b)		4,580	4,678
CIT Group, Inc.:
5% 8/15/22		8,305	8,295
5.375% 5/15/20		10,385	10,878
5.5% 2/15/19 (b)		10,070	10,448
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	7,900	8,592
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	2,000	2,043
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	137,400	2,084
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,575	4,603
6.25% 4/30/19 (b)		3,645	3,651
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		7,045	7,250
7.75% 7/5/17 (Reg. S)		1,100	1,132
GTB Finance BV:
6% 11/8/18 (b)		8,440	7,724
7.5% 5/19/16 (b)		3,925	3,965
HSBC Bank PLC 5% 3/20/23 (c)	GBP	9,056	14,327
HSBK BV 7.25% 5/3/17 (b)		7,445	7,537
Industrial Senior Trust 5.5% 11/1/22 (b)		575	532
ING Bank NV:
6.125% 5/29/23 (c)	EUR	10,945	13,645
6.875% 5/29/23 (c)	GBP	12,450	20,642
Intesa Sanpaolo SpA:
1.125% 1/14/20 (Reg. S)	EUR	7,300	8,018
1.125% 3/4/22	EUR	3,500	3,687
4.375% 10/15/19	EUR	1,900	2,363
Itau Unibanco Holding SA:
2.85% 5/26/18 (b)		2,150	2,014
5.125% 5/13/23 (Reg. S)		4,660	3,990
5.5% 8/6/22 (b)		3,700	3,247
6.2% 12/21/21 (Reg. S)		3,275	3,103
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	9,700	10,225
Lloyds Bank PLC 6.5% 3/24/20	EUR	4,950	6,586
National Westminster Bank PLC 6.5% 9/7/21	GBP	4,430	7,471
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,840	2,932
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	14,850	19,486
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	8,700	9,696
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	4,250	5,283
RSHB Capital SA 5.298% 12/27/17 (b)		3,440	3,417
SB Capital SA 5.5% 2/26/24 (b)(c)		7,365	6,242
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		3,250	3,165
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (b)(c)		2,150	1,986
UniCredit SpA:
3.25% 1/14/21 (Reg. S)	EUR	7,500	8,945
6.95% 10/31/22 (Reg. S)	EUR	3,950	5,053
Zenith Bank PLC 6.25% 4/22/19 (b)		10,145	9,131
			317,126
Capital Markets - 0.6%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		6,585	6,659
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (c)	EUR	10,500	12,987
Criteria Caixaholding SA 1.625% 4/21/22	EUR	18,500	19,190
Morgan Stanley 5.375% 8/10/20	EUR	11,400	15,201
			54,037
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		4,275	4,270
4.5% 5/15/21		8,055	8,065
4.625% 7/1/22		4,275	4,259
Ally Financial, Inc.:
4.125% 2/13/22		8,795	8,476
4.625% 3/30/25		7,890	7,456
5.125% 9/30/24		19,101	18,862
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		2,775	2,747
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	12,200	13,099
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	7,000	7,352
General Motors Acceptance Corp. 8% 11/1/31		9,006	10,717
GMAC LLC 8% 11/1/31		72,978	84,541
Navient Corp.:
5% 10/26/20		3,110	2,607
5.875% 10/25/24		6,710	5,267
SLM Corp.:
5.5% 1/25/23		22,735	18,032
7.25% 1/25/22		12,720	11,130
8% 3/25/20		7,185	6,880
			213,760
Diversified Financial Services - 1.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,880	1,932
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		7,260	7,271
5.875% 2/1/22		18,530	18,646
6% 8/1/20		25,690	26,396
MSCI, Inc.:
5.25% 11/15/24 (b)		2,735	2,762
5.75% 8/15/25 (b)		2,685	2,705
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	13,250	15,652
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		2,730	2,386
7.75% 1/27/18		4,395	4,285
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	6,400	7,130
			89,165
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)		10,645	10,193
Allianz SE 2.241% 7/7/45 (Reg. S) (c)	EUR	6,000	6,059
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	4,200	5,514
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	2,450	2,505
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	1,000	1,849
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		9,770	9,330
ING Verzekeringen NV 4.625% 4/8/44 (Reg. S) (c)	EUR	1,500	1,664
RSA Insurance Group PLC 5.125% 10/10/45 (Reg. S) (c)	GBP	5,096	7,575
Society of Lloyd's 4.75% 10/30/24	GBP	2,700	4,130
			48,819
Real Estate Investment Trusts - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		13,295	14,062
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		700	714
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,667
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		4,335	4,530
Omega Healthcare Investors, Inc. 5.875% 3/15/24		13,845	14,433
Prologis LP 3% 6/2/26	EUR	6,700	7,577
The GEO Group, Inc. 5.125% 4/1/23		1,910	1,891
			46,874
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		9,605	9,654
5.25% 3/15/25		5,100	5,170
Deutsche Annington Finance BV:
2.125% 7/9/22 (Reg. S)	EUR	2,924	3,290
3.125% 7/25/19	EUR	1,900	2,273
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	6,000	5,980
Howard Hughes Corp. 6.875% 10/1/21 (b)		10,865	11,038
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		285	284
11.5% 7/20/20 (Reg. S)		15	17
Realogy Corp. 9% 1/15/20 (b)		3,740	3,946
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		7,370	7,333
			48,985
TOTAL FINANCIALS			818,766
HEALTH CARE - 2.7%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		2,255	2,159
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 6.375% 7/1/23 (b)		1,935	1,964
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		2,125	2,130
Hologic, Inc. 5.25% 7/15/22 (b)		4,650	4,697
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		4,880	4,349
			13,140
Health Care Providers & Services - 1.6%
AmSurg Corp. 5.625% 7/15/22		4,130	4,125
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,136
5.25% 4/15/25		13,180	13,460
5.375% 2/1/25		8,650	8,564
5.875% 3/15/22		19,190	20,581
5.875% 5/1/23		7,155	7,423
6.5% 2/15/20		9,920	10,813
7.5% 2/15/22		12,110	13,684
HealthSouth Corp.:
5.75% 11/1/24 (b)		2,755	2,721
5.75% 11/1/24		6,425	6,345
InVentiv Health, Inc. 10% 8/15/18(c)		905	873
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		4,215	4,099
Kindred Escrow Corp. II:
8% 1/15/20 (b)		4,440	4,706
8.75% 1/15/23 (b)		3,330	3,609
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		3,340	3,307
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	3,144
5.5% 2/1/21		2,250	2,346
Tenet Healthcare Corp.:
6.75% 6/15/23		7,335	7,280
6.875% 11/15/31		11,540	10,386
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,478
			138,080
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	3,250	3,527
Pharmaceuticals - 0.9%
Concordia Healthcare Corp. 7% 4/15/23 (b)		2,090	1,829
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		5,410	5,342
6% 2/1/25 (b)		6,115	5,939
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		2,295	2,318
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (b)		5,922	6,529
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		7,635	7,420
5.625% 12/1/21 (b)		1,615	1,550
5.875% 5/15/23 (b)		20,705	19,786
6.125% 4/15/25 (b)		14,710	14,011
6.75% 8/15/21 (b)		4,210	4,252
7.5% 7/15/21 (b)		4,070	4,192
VPI Escrow Corp. 6.375% 10/15/20 (b)		9,225	9,173
			82,341
TOTAL HEALTH CARE			239,247
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.2%
GenCorp, Inc. 7.125% 3/15/21		1,340	1,387
Huntington Ingalls Industries, Inc. 5% 12/15/21 (b)		2,700	2,754
KLX, Inc. 5.875% 12/1/22 (b)		11,260	10,954
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,666
			19,761
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (b)		5,235	5,104
Airlines - 0.5%
Air Canada:
5.375% 11/15/22 (b)		1,526	1,568
7.75% 4/15/21 (b)		3,800	4,000
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,272
Aviation Capital Group Corp. 4.625% 1/31/18 (b)		3,555	3,644
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		731	762
6.125% 4/29/18		1,720	1,785
7.25% 11/10/19		3,788	4,290
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,462	8,655
8.021% 8/10/22		2,474	2,796
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,267	2,187
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,737	1,937
8.028% 11/1/17		462	506
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,060	4,719
Series 2012-2 Class B, 6.75% 12/3/22		1,683	1,793
Series 2013-1 Class B, 5.375% 5/15/23		2,234	2,306
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		3,354	3,648
			45,868
Building Products - 0.0%
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (b)		1,380	1,411
6.125% 4/1/25 (b)		1,380	1,411
			2,822
Commercial Services & Supplies - 0.5%
ADT Corp. 6.25% 10/15/21		13,075	13,484
APX Group, Inc.:
6.375% 12/1/19		3,875	3,720
8.75% 12/1/20		5,230	4,419
Cenveo Corp. 6% 8/1/19 (b)		2,480	2,083
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,065
5.25% 8/1/20		3,395	3,429
Covanta Holding Corp.:
5.875% 3/1/24		3,120	2,980
7.25% 12/1/20		4,940	5,125
Garda World Security Corp. 7.25% 11/15/21 (b)		1,825	1,665
TMS International Corp. 7.625% 10/15/21 (b)		970	902
			40,872
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (b)		2,165	2,177
5.875% 10/15/24 (b)		1,855	1,869
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,870	1,931
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		2,170	1,248
			7,225
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		2,505	2,392
5% 10/1/25 (b)		4,355	4,088
			6,480
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		1,490	1,520
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (b)		4,880	4,807
Terex Corp. 6% 5/15/21		4,755	4,600
			9,407
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		5,205	4,815
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)		1,529	1,231
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		4,035	3,632
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		530	334
			10,012
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	4,800	5,734
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		1,800	1,811
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		1,870	1,814
			3,625
Trading Companies & Distributors - 1.6%
Aircastle Ltd.:
4.625% 12/15/18		3,405	3,468
5.5% 2/15/22		4,250	4,293
6.25% 12/1/19		5,850	6,274
7.625% 4/15/20		3,750	4,209
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		4,250	4,229
Glencore Finance (Europe) SA:
1.75% 3/17/25 (Reg. S)	EUR	4,000	3,276
3.375% 9/30/20 (Reg. S)	EUR	3,450	3,277
International Lease Finance Corp.:
4.625% 4/15/21		6,645	6,678
5.875% 4/1/19		13,663	14,367
5.875% 8/15/22		15,215	16,204
6.25% 5/15/19		19,100	20,342
8.25% 12/15/20		21,490	25,143
8.625% 1/15/22		21,585	26,010
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		1,505	1,445
			139,215
Transportation Infrastructure - 0.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (b)		5,752	5,925
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		1,890	1,872
Heathrow Funding Ltd. 6.25% 9/10/18	GBP	9,725	16,239
			24,036
TOTAL INDUSTRIALS			321,681
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (b)		4,579	4,819
8.875% 1/1/20 (b)		2,695	2,884
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		7,155	7,119
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,197
Lucent Technologies, Inc.:
6.45% 3/15/29		17,025	16,855
6.5% 1/15/28		6,255	6,255
			41,129
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,785	4,929
5% 2/15/23		2,495	2,495
			7,424
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,658
j2 Global, Inc. 8% 8/1/20		3,460	3,685
VeriSign, Inc.:
4.625% 5/1/23		4,375	4,255
5.25% 4/1/25		4,270	4,238
			15,836
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 5% 9/1/23		4,285	4,316
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		2,360	2,159
First Data Corp.:
5.375% 8/15/23 (b)		6,385	6,321
11.25% 1/15/21		2,564	2,801
11.75% 8/15/21		9,380	10,412
Global Cash Access, Inc. 10% 1/15/22 (b)		5,030	4,678
			30,687
Semiconductors & Semiconductor Equipment - 0.5%
Entegris, Inc. 6% 4/1/22 (b)		1,275	1,294
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,740	1,600
5.25% 1/15/24 (b)		3,250	2,982
5.5% 2/1/25		12,245	11,235
5.625% 1/15/26 (b)		3,250	2,925
5.875% 2/15/22		2,615	2,579
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)		1,935	1,920
5.75% 2/15/21 (b)		5,005	5,205
5.75% 3/15/23 (b)		15,105	15,709
			45,449
Software - 0.6%
Activision Blizzard, Inc.:
5.625% 9/15/21 (b)		18,545	19,519
6.125% 9/15/23 (b)		4,825	5,127
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		3,790	3,781
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		10,116	8,175
BMC Software, Inc. 7.25% 6/1/18		850	765
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		7,070	6,840
Italics Merger Sub, Inc. 7.125% 7/15/23(b)		2,150	2,053
Nuance Communications, Inc. 5.375% 8/15/20 (b)		2,445	2,439
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (b)(c)		3,425	3,494
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (b)		3,370	3,429
			55,622
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 4.75% 1/1/25		4,335	4,161
TOTAL INFORMATION TECHNOLOGY			200,308
MATERIALS - 3.5%
Chemicals - 1.2%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	8,900	9,480
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		2,400	1,944
5.75% 4/15/21 (b)		1,420	1,164
6.45% 2/3/24		1,495	1,233
Chemtura Corp. 5.75% 7/15/21		2,355	2,326
Hexion U.S. Finance Corp. 6.625% 4/15/20		5,865	5,044
LSB Industries, Inc. 7.75% 8/1/19		1,680	1,594
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	34,048
4.69% 4/24/22		14,170	9,919
10% 10/15/20 (d)		14,170	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		44,218	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		2,020	2,010
OCP SA 5.625% 4/25/24 (b)		1,270	1,295
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		3,325	2,860
PolyOne Corp.:
5.25% 3/15/23		3,085	2,917
7.375% 9/15/20		1,845	1,910
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)		1,730	1,427
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (b)		2,120	2,099
SPCM SA 2.875% 6/15/23 (Reg. S)	EUR	5,000	5,231
TPC Group, Inc. 8.75% 12/15/20 (b)		7,335	6,271
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		2,450	2,582
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		13,010	12,847
5.625% 10/1/24 (b)		2,840	2,783
			110,984
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (b)		1,500	1,365
9.375% 10/12/22 (b)		2,370	2,521
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		1,685	1,415
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		2,055	1,978
			7,279
Containers & Packaging - 0.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		12,304	12,241
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (b)		9,740	9,302
6.25% 1/31/19 (b)		2,410	2,398
6.75% 1/31/21 (b)		4,915	4,927
7% 11/15/20 (b)		530	530
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (b)		5,435	5,353
6% 6/15/17 (b)		2,720	2,662
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		2,060	1,730
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,312
7.5% 12/15/96		3,685	3,473
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,539
Sealed Air Corp. 5.25% 4/1/23 (b)		2,540	2,546
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,672
			68,685
Metals & Mining - 1.3%
Aleris International, Inc. 6% 6/1/20 (b)		33	33
Alrosa Finance SA 7.75% 11/3/20 (b)		2,285	2,384
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		750	640
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)		3,265	2,873
Compania Minera Ares SAC 7.75% 1/23/21 (b)		2,880	2,753
CSN Resources SA 6.5% 7/21/20 (b)		1,275	555
Edgen Murray Corp. 8.75% 11/1/20 (b)		3,848	4,079
Essar Steel Algoma, Inc. 9.5% 11/15/19 (b)		3,790	2,085
EVRAZ Group SA:
6.5% 4/22/20 (b)		7,845	7,329
9.5% 4/24/18 (Reg. S)		9,365	9,791
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		5,600	5,320
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		750	488
10.375% 4/7/19 (b)		8,550	5,558
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (b)		3,705	3,450
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		1,495	1,301
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		8,787	7,074
4.875% 10/7/20 (Reg. S)		400	322
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		3,450	2,864
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		4,830	4,546
Metinvest BV:
8.75% 2/14/18 (Reg. S)		1,555	878
10.5% 11/28/17 (b)		11,098	6,548
10.5% 11/28/17 (Reg. S)		187	110
Mirabela Nickel Ltd. 1% 9/10/44 (b)		15	0
Murray Energy Corp. 11.25% 4/15/21 (b)		11,965	6,282
New Gold, Inc. 7% 4/15/20 (b)		1,480	1,384
Nord Gold NV 6.375% 5/7/18 (b)		5,685	5,679
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		10,085	9,518
5.625% 4/29/20 (Reg. S)		500	472
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		1,460	1,303
11.25% 10/15/18		7,091	6,435
Samarco Mineracao SA 5.75% 10/24/23 (b)		2,150	1,822
Southern Copper Corp. 7.5% 7/27/35		3,875	3,760
Vale Overseas Ltd. 6.875% 11/21/36		2,160	1,696
Vedanta Resources PLC 6% 1/31/19 (b)		3,600	2,609
			111,941
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,453
Mercer International, Inc.:
7% 12/1/19		3,105	3,136
7.75% 12/1/22		5,580	5,636
NewPage Corp.:
0% 5/1/12 (c)(d)		1,770	0
11.375% 12/31/14 (d)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		5,480	0
			10,225
TOTAL MATERIALS			309,114
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.6%
Altice Financing SA:
6.5% 1/15/22 (b)		10,799	10,427
6.625% 2/15/23 (b)		8,265	7,950
7.875% 12/15/19 (b)		4,820	4,989
Altice Finco SA:
8.125% 1/15/24 (b)		8,730	8,315
9.875% 12/15/20 (b)		5,655	6,051
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,014
9% 8/15/31		3,655	3,015
Eileme 2 AB 11.625% 1/31/20 (b)		9,395	10,215
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		4,990	5,190
GCI, Inc. 6.875% 4/15/25		4,240	4,261
Level 3 Communications, Inc. 5.75% 12/1/22		4,685	4,597
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)		4,340	4,150
5.375% 5/1/25 (b)		4,340	4,120
Lynx I Corp. 5.375% 4/15/21 (b)		2,898	2,916
Lynx II Corp. 6.375% 4/15/23 (b)		1,820	1,811
Qtel International Finance Ltd. 5% 10/19/25 (b)		2,155	2,327
Sable International Finance Ltd. 6.875% 8/1/22 (b)		14,960	15,072
Sprint Capital Corp.:
6.875% 11/15/28		23,680	16,990
8.75% 3/15/32		10,576	8,223
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,880	1,814
U.S. West Communications:
6.875% 9/15/33		2,535	2,447
7.25% 9/15/25		535	579
7.25% 10/15/35		1,455	1,441
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		4,635	4,357
Virgin Media Finance PLC 4.875% 2/15/22		5,445	4,928
			140,199
Wireless Telecommunication Services - 3.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	79,000	4,453
Comcel Trust 6.875% 2/6/24 (b)		1,875	1,852
Digicel Group Ltd.:
6% 4/15/21 (b)		10,600	9,673
6.75% 3/1/23 (b)		1,880	1,692
7% 2/15/20 (b)		2,330	2,301
7.125% 4/1/22 (b)		26,950	23,244
8.25% 9/30/20 (b)		27,500	25,438
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)		11,200	8,736
Millicom International Cellular SA:
4.75% 5/22/20 (b)		4,710	4,499
6% 3/15/25 (b)		7,780	7,021
6.625% 10/15/21 (b)		6,990	6,913
MTS International Funding Ltd. 8.625% 6/22/20 (b)		9,415	10,182
Neptune Finco Corp.:
6.625% 10/15/25 (b)(f)		8,175	8,216
10.125% 1/15/23 (b)(f)		8,455	8,550
10.875% 10/15/25 (b)(f)		13,705	13,842
Sprint Communications, Inc. 6% 11/15/22		5,615	4,225
Sprint Corp.:
7.125% 6/15/24		3,675	2,828
7.625% 2/15/25		4,975	3,853
7.875% 9/15/23		5,600	4,533
T-Mobile U.S.A., Inc.:
6% 3/1/23		7,490	7,228
6.125% 1/15/22		7,790	7,517
6.25% 4/1/21		15,470	15,416
6.375% 3/1/25		33,465	32,126
6.5% 1/15/24		20,640	20,008
6.625% 4/1/23		20,286	20,083
6.633% 4/28/21		7,440	7,459
6.731% 4/28/22		4,835	4,823
6.836% 4/28/23		5,580	5,524
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,630	1,585
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		2,150	2,317
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		14,165	14,457
VimpelCom Holdings BV:
9% 2/13/18 (b)	RUB	60,220	843
9% 2/13/18 (Reg S.)	RUB	180,035	2,519
			293,956
TOTAL TELECOMMUNICATION SERVICES			434,155
UTILITIES - 1.9%
Electric Utilities - 0.7%
E.ON International Finance BV 5.875% 10/30/37	GBP	5,000	8,589
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		24,490	25,714
12.25% 3/1/22 (b)(d)		22,732	24,209
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,875	1,753
Mirant Americas Generation LLC 9.125% 5/1/31		3,710	2,987
RJS Power Holdings LLC 5.125% 7/15/19 (b)		4,245	3,863
			67,115
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,095	2,111
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,053
8% 3/1/32		3,400	3,696
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,246	2,341
			15,201
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp. 7.875% 1/15/23 (b)		4,840	5,167
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)		10,985	11,864
11.25% 11/1/17 pay-in-kind (c)(d)		8,822	9,550
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		1,815	1,838
PPL Energy Supply LLC 6.5% 6/1/25 (b)		3,425	2,946
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		2,680	2,365
6.125% 6/15/25 (b)		1,345	1,163
The AES Corp.:
4.875% 5/15/23		5,485	4,813
5.5% 3/15/24		2,635	2,336
TXU Corp.:
5.55% 11/15/14 (d)		1,864	1,827
6.5% 11/15/24 (d)		15,240	14,935
6.55% 11/15/34 (d)		29,755	29,160
			87,964
TOTAL UTILITIES			170,280

TOTAL NONCONVERTIBLE BONDS			3,820,931

TOTAL CORPORATE BONDS
(Cost $3,964,802)			3,821,479

U.S. Government and Government Agency Obligations - 14.8%
U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		8,670	8,728
Tennessee Valley Authority:
1.75% 10/15/18		$15,059	$15,354
4.25% 9/15/65		9,229	9,282
5.25% 9/15/39		1,138	1,407
5.375% 4/1/56		3,247	4,078

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			38,849

U.S. Treasury Inflation-Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		23,725	20,644
1.375% 2/15/44		12,340	12,558

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			33,202

U.S. Treasury Obligations - 13.2%
U.S. Treasury Bonds:
2.875% 8/15/45		10,000	10,001
3% 5/15/45		10,332	10,581
3.375% 5/15/44		5,044	5,539
3.625% 2/15/44		66,001	75,930
4.25% 5/15/39		20,000	25,221
5.25% 2/15/29		14,703	19,749
5.375% 2/15/31 (g)		16,479	22,880
6.125% 8/15/29 (h)		9,280	13,506
7.5% 11/15/16		2,850	3,075
7.5% 11/15/24		5,690	8,324
7.875% 2/15/21		6,800	9,047
8.125% 5/15/21		9,286	12,584
U.S. Treasury Notes:
0.375% 10/31/16		5,000	4,999
0.5% 2/28/17		3,924	3,924
0.5% 7/31/17		16,952	16,920
0.625% 12/31/16		30,882	30,943
0.75% 4/15/18		5,653	5,645
0.875% 1/31/17		1,865	1,875
0.875% 5/15/17		8,337	8,379
0.875% 8/15/17		28,906	29,039
0.875% 10/15/17		8,270	8,304
0.875% 1/31/18		8,149	8,171
0.875% 7/31/19		34,096	33,722
1% 5/31/18		23,293	23,381
1.125% 6/15/18		14,708	14,811
1.375% 2/28/19		41,776	42,207
1.375% 3/31/20		4,936	4,952
1.375% 4/30/20		63,475	63,651
1.375% 9/30/20		17,886	17,883
1.5% 12/31/18		5,624	5,711
1.5% 1/31/19		38,339	38,920
1.5% 1/31/22		25,140	24,869
1.625% 4/30/19		37,973	38,668
1.625% 6/30/19		39,152	39,846
1.625% 12/31/19		10,776	10,939
1.625% 6/30/20		6,769	6,856
1.75% 9/30/19		39,910	40,760
1.75% 3/31/22		3,760	3,771
1.75% 9/30/22		49,861	49,842
1.875% 8/31/17		7,700	7,881
1.875% 9/30/17		5,400	5,531
1.875% 10/31/17		105,764	108,357
2% 5/31/21		24,000	24,577
2% 8/15/25		5,000	4,976
2.125% 6/30/21		11,000	11,334
2.25% 3/31/21		34,137	35,441
2.25% 4/30/21		45,402	47,124
2.25% 11/15/24		6,266	6,385
2.375% 7/31/17		21,976	22,686
2.375% 6/30/18		7,978	8,304
2.375% 8/15/24		1,552	1,599
2.625% 4/30/16		3,137	3,180
2.75% 11/30/16		7,000	7,188
3% 9/30/16		8,408	8,625
3% 2/28/17		34,584	35,809
3.5% 2/15/18		18,226	19,394
4.5% 5/15/17		13,745	14,619

TOTAL U.S. TREASURY OBLIGATIONS			1,168,435

Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5543% 12/7/20 (NCUA Guaranteed) (c)		1,887	1,885
Series 2011-R1 Class 1A, 0.6528% 1/8/20 (NCUA Guaranteed) (c)		4,169	4,187
Series 2011-R4 Class 1A, 0.5708% 3/6/20 (NCUA Guaranteed) (c)		1,433	1,435
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)		31,000	31,852
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,435

TOTAL OTHER GOVERNMENT RELATED			66,794

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,276,311)			1,307,280

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.5%
1.915% 11/1/33 (c)		51	53
1.925% 9/1/33 (c)		438	459
1.925% 11/1/35 (c)		354	373
1.952% 10/1/35 (c)		23	24
2.097% 1/1/35 (c)		221	234
2.19% 3/1/37 (c)		25	27
2.215% 2/1/36 (c)		11	12
2.238% 3/1/33 (c)		97	103
2.24% 9/1/36 (c)		102	110
2.278% 6/1/47 (c)		143	153
2.302% 6/1/36 (c)		46	49
2.332% 7/1/35 (c)		159	169
2.36% 2/1/37 (c)		454	485
2.391% 11/1/36 (c)		38	41
2.512% 4/1/36 (c)		316	338
2.544% 5/1/36 (c)		38	41
2.557% 6/1/42 (c)		364	376
2.69% 2/1/42 (c)		1,888	1,956
2.754% 1/1/42 (c)		1,700	1,766
2.929% 8/1/35 (c)		641	685
2.96% 11/1/40 (c)		207	216
2.98% 9/1/41 (c)		222	232
3.059% 10/1/41 (c)		91	95
3.237% 7/1/41 (c)		377	398
3.309% 10/1/41 (c)		202	212
3.5% 1/1/26 to 9/1/26		89	94
3.554% 7/1/41 (c)		420	445
4.5% 7/1/33 to 4/1/39		20,317	22,223
5% 5/1/22 to 7/1/35		4,712	5,219
5.5% 10/1/20 to 1/1/29		3,500	3,807
6% 6/1/16 to 10/1/16		8	8
6.5% 6/1/16 to 8/1/36		4,659	5,455
7.5% 1/1/28		29	35

TOTAL FANNIE MAE			45,893

Freddie Mac - 0.1%
1.82% 3/1/35 (c)		113	117
1.825% 3/1/37 (c)		17	18
1.861% 1/1/36 (c)		93	98
2.022% 2/1/37 (c)		52	55
2.05% 6/1/37 (c)		30	31
2.06% 1/1/37 (c)		272	286
2.095% 8/1/37 (c)		77	82
2.121% 5/1/37 (c)		77	83
2.274% 6/1/33 (c)		238	252
2.328% 10/1/36 (c)		307	324
2.333% 4/1/37 (c)		91	98
2.35% 7/1/35 (c)		154	164
2.351% 10/1/35 (c)		135	143
2.375% 10/1/42 (c)		2,028	2,137
2.385% 5/1/37 (c)		913	977
2.385% 5/1/37 (c)		335	357
2.415% 6/1/37 (c)		253	271
2.436% 5/1/37 (c)		70	75
2.448% 6/1/37 (c)		56	60
2.49% 9/1/35 (c)		63	67
2.506% 2/1/36 (c)		6	6
2.595% 4/1/37 (c)		9	9
2.795% 7/1/36 (c)		89	95
2.798% 7/1/35 (c)		232	249
3.082% 9/1/41 (c)		2,145	2,235
3.127% 10/1/35 (c)		43	46
3.22% 9/1/41 (c)		240	253
3.23% 4/1/41 (c)		255	268
3.291% 6/1/41 (c)		273	288
3.445% 5/1/41 (c)		248	260
3.627% 6/1/41 (c)		401	425
3.711% 5/1/41 (c)		336	356
6% 1/1/24		1,241	1,360
6.5% 2/1/16 to 3/1/22		477	517
8.5% 3/1/20		0	0

TOTAL FREDDIE MAC			12,062

Ginnie Mae - 0.4%
4.3% 8/20/61 (i)		3,323	3,489
4.649% 2/20/62 (i)		2,301	2,469
4.682% 2/20/62 (i)		2,896	3,100
4.684% 1/20/62 (i)		13,585	14,528
5.47% 8/20/59 (i)		1,158	1,195
5.5% 11/15/35		1,818	2,057
5.612% 4/20/58 (i)		681	691
6% 6/15/36		3,711	4,346
7% 9/15/25 to 8/15/31		23	27
7.5% 2/15/22 to 8/15/28		44	52
8% 12/15/26		0	0

TOTAL GINNIE MAE			31,954

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $88,463)			89,909

Collateralized Mortgage Obligations - 3.4%
U.S. Government Agency - 3.4%
Fannie Mae:
floater:
Series 2010-15 Class FJ, 1.1239% 6/25/36 (c)		$4,306	$4,389
Series 2010-86 Class FE, 0.6439% 8/25/25 (c)		480	484
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		7	8
Series 2003-70 Class BJ, 5% 7/25/33		440	488
Series 2005-19 Class PA, 5.5% 7/25/34		1,450	1,569
Series 2005-27 Class NE, 5.5% 5/25/34		1,360	1,407
Series 2005-52 Class PB, 6.5% 12/25/34		17	17
Series 2005-64 Class PX, 5.5% 6/25/35		1,449	1,592
Series 2005-68 Class CZ, 5.5% 8/25/35		3,725	4,199
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,589
Series 2015-54 Class GA, 2.5% 7/25/45		5,577	5,719
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		34	35
Series 2003-117 Class MD, 5% 12/25/23		943	1,038
Series 2004-91 Class Z, 5% 12/25/34		3,980	4,417
Series 2005-117 Class JN, 4.5% 1/25/36		808	887
Series 2005-14 Class ZB, 5% 3/25/35		1,472	1,634
Series 2006-72 Class CY, 6% 8/25/26		1,277	1,414
Series 2009-59 Class HB, 5% 8/25/39		2,089	2,319
Series 2009-85 Class IB, 4.5% 8/25/24 (j)		262	20
Series 2009-93 Class IC, 4.5% 9/25/24 (j)		395	30
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		2,547	368
Series 2010-39 Class FG, 1.1139% 3/25/36 (c)		2,747	2,818
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		851	62
Series 2011-67 Class AI, 4% 7/25/26 (j)		737	91
Series 2012-27 Class EZ, 4.25% 3/25/42		3,607	3,944
Freddie Mac:
floater:
Series 2630 Class FL, 0.7066% 6/15/18 (c)		10	10
Series 2711 Class FC, 1.1066% 2/15/33 (c)		1,617	1,646
floater planned amortization class Series 2770 Class FH, 0.6066% 3/15/34 (c)		1,740	1,754
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		54	59
Series 2376 Class JE, 5.5% 11/15/16		23	24
Series 2381 Class OG, 5.5% 11/15/16		11	11
Series 2425 Class JH, 6% 3/15/17		38	39
Series 2672 Class MG, 5% 9/15/23		3,086	3,345
Series 2996 Class MK, 5.5% 6/15/35		148	166
Series 3415 Class PC, 5% 12/15/37		693	754
Series 3763 Class QA, 4% 4/15/34		1,513	1,566
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		2,315	2,369
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,697	7,613
Series 2303 Class ZV, 6% 4/15/31		138	153
Series 2877 Class ZD, 5% 10/15/34		4,743	5,264
Series 3745 Class KV, 4.5% 12/15/26		3,307	3,648
Series 3843 Class PZ, 5% 4/15/41		1,048	1,251
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.716% 7/20/37 (c)		887	894
Series 2008-2 Class FD, 0.696% 1/20/38 (c)		219	221
Series 2008-73 Class FA, 1.076% 8/20/38 (c)		1,361	1,389
Series 2008-83 Class FB, 1.116% 9/20/38 (c)		1,343	1,372
Series 2009-108 Class CF, 0.809% 11/16/39 (c)		1,097	1,109
Series 2009-116 Class KF, 0.739% 12/16/39 (c)		847	855
Series 2010-9 Class FA, 0.729% 1/16/40 (c)		1,372	1,384
Series 2010-H17 Class FA, 0.5278% 7/20/60 (c)(i)		4,782	4,761
Series 2010-H18 Class AF, 0.4918% 9/20/60 (c)(i)		5,664	5,631
Series 2010-H19 Class FG, 0.4918% 8/20/60 (c)(i)		6,748	6,710
Series 2010-H27 Series FA, 0.5718% 12/20/60 (c)(i)		2,112	2,108
Series 2011-H05 Class FA, 0.6918% 12/20/60 (c)(i)		3,642	3,647
Series 2011-H07 Class FA, 0.6918% 2/20/61 (c)(i)		6,808	6,817
Series 2011-H12 Class FA, 0.6818% 2/20/61 (c)(i)		8,389	8,401
Series 2011-H13 Class FA, 0.6918% 4/20/61 (c)(i)		3,244	3,249
Series 2011-H14:
Class FB, 0.6918% 5/20/61 (c)(i)		3,783	3,789
Class FC, 0.6918% 5/20/61 (c)(i)		3,431	3,436
Series 2011-H17 Class FA, 0.7218% 6/20/61 (c)(i)		4,626	4,637
Series 2011-H21 Class FA, 0.7918% 10/20/61 (c)(i)		5,019	5,044
Series 2012-H01 Class FA, 0.8918% 11/20/61 (c)(i)		4,220	4,246
Series 2012-H03 Class FA, 0.8918% 1/20/62 (c)(i)		2,684	2,701
Series 2012-H06 Class FA, 0.8218% 1/20/62 (c)(i)		4,131	4,157
Series 2012-H07 Class FA, 0.8218% 3/20/62 (c)(i)		2,521	2,540
Series 2013-H19:
Class FC, 0.7918% 8/20/63 (c)(i)		560	563
Class FD, 0.7918% 8/20/63 (c)(i)		1,552	1,561
Series 2015-H13 Class FL, 0.4718% 5/20/63 (c)(i)		19,551	19,523
Series 2015-H19 Class FA, 0.3918% 4/20/63 (c)(i)		18,859	18,799
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		126	127
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (j)		1,662	258
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,470
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)		10,695	11,551
Series 2010-H17 Class XP, 5.3% 7/20/60 (c)(i)		14,573	15,653
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)		11,188	12,066
Series 2012-64 Class KB, 6.0049% 5/20/41 (c)		687	777
Series 2013-124:
Class ES, 8.3787% 4/20/39 (c)(k)		4,219	4,954
Class ST, 8.512% 8/20/39 (c)(k)		7,926	9,441
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)		10,114	10,411
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)		30,855	31,657
Class JA, 2.5% 6/20/65 (i)		2,912	2,996
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $293,715)			297,115

Commercial Mortgage Securities - 2.0%
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5494% 4/25/19 (c)		424	423
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,746
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,457
Series K009 Class A2, 3.808% 8/25/20		20,970	22,904
Series K029 Class A2, 3.32% 2/25/23 (c)		1,343	1,427
Series K034 Class A1, 2.669% 2/25/23		9,010	9,351
Series K717 Class A2, 2.991% 9/25/21		4,224	4,436
Series K039 Class A2, 3.303% 7/25/24		16,000	16,839
Series K042 Class A2, 2.67% 12/25/24		13,200	13,233
Series K047 Class A2, 3.329% 5/25/25		11,400	12,078
Series K048 Class A2, 3.284% 6/25/25 (c)		18,500	19,354
Series K501 Class A2, 1.655% 11/25/16		5,424	5,457
Series K714 Class A2, 3.034% 10/25/20		14,000	14,726
Series K716 Class A2, 3.13% 6/25/21		10,900	11,533
Freddie Mac Multi-family Strutured Pass-thru Certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22		12,190	12,645
Series K044 Class A2, 2.811% 1/25/25		12,200	12,315
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $172,474)			174,924

Foreign Government and Government Agency Obligations - 15.6%
Argentine Republic:
7% 4/17/17		67,110	65,447
8.28% 12/31/33 (d)		2,082	2,108
8.75% 6/2/17 (d)		6,435	6,467
Australian Commonwealth:
3.25% 4/21/25 (Reg. S)	AUD	18,475	13,653
4.25% 7/21/17	AUD	58,850	43,059
Azerbaijan Republic 4.75% 3/18/24 (b)		1,390	1,300
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		500,000	0
value recovery B rights 1/2/21 (l)		750,000	0
Belarus Republic 8.95% 1/26/18		15,805	15,765
Brazilian Federative Republic:
4.25% 1/7/25		5,490	4,804
5.625% 1/7/41		11,785	9,546
7.125% 1/20/37		12,155	11,365
8.25% 1/20/34		14,700	15,215
Buenos Aires Province:
9.375% 9/14/18 (b)		3,975	3,886
9.95% 6/9/21		3,160	2,970
10.875% 1/26/21 (Reg. S)		12,261	11,954
Buoni del Tesoro Poliennali:
1.05% 12/1/19	EUR	40,000	45,431
2.5% 12/1/24	EUR	16,250	19,401
4.5% 3/1/24	EUR	18,650	25,585
Canadian Government:
1.5% 2/1/17	CAD	54,850	41,634
2.25% 6/1/25	CAD	9,900	7,953
3% 12/1/15	CAD	33,500	25,208
3.5% 12/1/45	CAD	4,700	4,514
Central Bank of Nigeria warrants 11/15/20 (l)(m)		6,250	762
City of Buenos Aires:
8.95% 2/19/21 (b)		6,510	6,689
9.95% 3/1/17 (b)		2,620	2,699
Colombian Republic:
4.375% 3/21/23	COP	20,044,000	5,316
5% 6/15/45		1,425	1,222
5.625% 2/26/44		1,425	1,332
7.375% 9/18/37		2,450	2,750
10.375% 1/28/33		7,000	9,912
Congo Republic 4% 6/30/29 (n)		14,223	11,492
Costa Rican Republic:
4.25% 1/26/23 (b)		1,510	1,306
5.625% 4/30/43 (b)		640	478
7% 4/4/44 (b)		4,285	3,787
7.158% 3/12/45 (b)		300	266
Croatia Republic:
5.5% 4/4/23 (b)		1,350	1,384
6% 1/26/24 (b)		1,300	1,370
6.375% 3/24/21 (b)		1,795	1,930
6.625% 7/14/20 (b)		1,805	1,957
6.75% 11/5/19 (b)		1,110	1,207
Danish Kingdom 1.75% 11/15/25	DKK	72,000	11,678
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (b)		1,210	1,222
6.25% 10/4/20 (b)		3,455	3,489
6.25% 7/27/21 (b)		1,190	1,187
Dominican Republic:
1.25% 8/30/24 (c)		10,233	9,993
5.5% 1/27/25 (b)		1,685	1,626
6.85% 1/27/45 (b)		4,605	4,432
7.45% 4/30/44 (b)		5,725	5,854
7.5% 5/6/21 (b)		3,640	3,895
El Salvador Republic 7.625% 2/1/41 (b)		770	704
French Government 1% 11/25/25(Reg. S)	EUR	1,200	1,343
Georgia Republic 6.875% 4/12/21 (b)		1,400	1,442
German Federal Republic:
0% 4/17/20	EUR	11,200	12,552
0.25% 10/16/20	EUR	11,200	12,671
0.5% 2/15/25	EUR	24,850	27,690
2.5% 8/15/46	EUR	9,475	13,704
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,761
Hungarian Republic:
5.375% 3/25/24		2,242	2,433
5.75% 11/22/23		3,656	4,067
7.625% 3/29/41		3,675	4,879
Indonesian Republic:
3.375% 4/15/23 (b)		2,040	1,859
5.25% 1/17/42 (b)		1,985	1,778
5.375% 10/17/23		1,850	1,912
6.625% 2/17/37 (b)		4,000	4,206
6.75% 1/15/44 (b)		1,725	1,830
7.75% 1/17/38 (b)		7,525	8,831
7.875% 4/15/19	IDR	19,525,000	1,266
8.5% 10/12/35 (Reg. S)		6,195	7,774
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	5,850	6,224
2.4% 5/15/30 (Reg. S)	EUR	16,800	20,339
Islamic Republic of Pakistan:
7.125% 3/31/16 (b)		9,605	9,725
7.25% 4/15/19 (b)		7,240	7,428
8.25% 4/15/24 (b)		1,500	1,568
8.25% 9/30/25 (b)		2,145	2,188
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	35,250
5.5% 12/4/23		12,385	15,264
Italian Republic 4.75% 9/1/44	EUR	5,700	8,841
Ivory Coast 5.75% 12/31/32		7,875	6,818
Japan Government:
0.1% 10/15/15	JPY	1,797,000	14,980
0.1% 2/15/16	JPY	2,600,000	21,680
0.1% 3/15/16	JPY	2,500,000	20,848
0.1% 8/15/16	JPY	4,890,000	40,794
0.5% 12/20/15	JPY	1,375,000	11,474
0.9% 6/20/22	JPY	5,502,800	48,339
1.5% 12/20/44	JPY	2,215,000	18,988
1.9% 9/20/30	JPY	7,735,000	75,204
Jordanian Kingdom:
2.503% 10/30/20		25,601	26,636
3% 6/30/25		8,712	8,993
Kazakhstan Republic:
5.125% 7/21/25 (b)		3,000	2,888
6.5% 7/21/45 (b)		2,120	1,991
Kingdom of Norway 3.75% 5/25/21	NOK	36,000	4,864
Lebanese Republic:
4% 12/31/17		7,768	7,662
5.45% 11/28/19		1,910	1,880
New Zealand Government 6% 5/15/21	NZD	8,000	5,964
Panamanian Republic:
6.7% 1/26/36		995	1,184
8.875% 9/30/27		925	1,272
9.375% 4/1/29		1,570	2,259
Peruvian Republic 4% 3/7/27 (n)		5,671	5,671
Philippine Republic:
7.75% 1/14/31		1,810	2,565
9.5% 2/2/30		2,870	4,559
Plurinational State of Bolivia 5.95% 8/22/23 (b)		1,225	1,274
Provincia de Cordoba 12.375% 8/17/17 (b)		6,605	6,671
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,355	4,109
Republic of Armenia:
6% 9/30/20 (b)		5,271	4,989
7.15% 3/26/25 (b)		3,080	2,905
Republic of Iceland 5.875% 5/11/22 (b)		1,770	2,016
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,070	8,310
Republic of Nigeria 5.125% 7/12/18 (b)		2,975	2,856
Republic of Serbia:
5.875% 12/3/18 (b)		2,425	2,531
6.75% 11/1/24 (b)		8,150	8,301
7.25% 9/28/21 (b)		2,500	2,800
Republic of Singapore 3.25% 9/1/20	SGD	25,500	18,959
Romanian Republic:
4.375% 8/22/23 (b)		2,300	2,397
6.125% 1/22/44 (b)		1,722	2,002
Russian Federation:
4.875% 9/16/23 (b)		3,920	3,953
5% 4/29/20 (b)		2,125	2,197
5.625% 4/4/42 (b)		3,200	2,993
5.875% 9/16/43 (b)		6,400	6,169
7.5% 3/31/30 (Reg. S)		1,651	1,942
12.75% 6/24/28 (Reg. S)		19,505	30,627
South African Republic 5.875% 9/16/25		955	1,017
Spanish Kingdom:
1.15% 7/30/20	EUR	26,800	30,316
2.75% 10/31/24 (Reg. S)	EUR	11,050	13,316
5.15% 10/31/44	EUR	2,850	4,499
Sweden Kingdom 3.5% 6/1/22	SEK	135,350	19,553
Switzerland Confederation:
1.5% 7/24/25	CHF	6,150	7,320
4.25% 6/5/17	CHF	18,850	20,995
Turkish Republic:
4.875% 4/16/43		2,135	1,777
5.125% 3/25/22		1,195	1,208
5.625% 3/30/21		4,015	4,191
6.25% 9/26/22		2,890	3,089
6.75% 4/3/18		1,820	1,964
6.75% 5/30/40		3,520	3,749
6.875% 3/17/36		3,790	4,099
7% 3/11/19		2,870	3,152
7.25% 3/5/38		2,605	2,940
7.375% 2/5/25		3,835	4,386
7.5% 11/7/19		6,255	7,027
8% 2/14/34		2,075	2,506
11.875% 1/15/30		3,695	5,894
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (b)		1,915	1,429
Ukraine Government:
7.8% 11/28/22 (b)		4,680	3,586
9.25% 7/24/17 (b)		4,450	3,444
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	2,800	4,306
3.5% 7/22/68	GBP	2,027	4,077
United Mexican States:
4.6% 1/23/46		2,320	2,065
4.75% 3/8/44		3,251	2,967
5.55% 1/21/45		2,180	2,232
6.05% 1/11/40		4,180	4,577
6.5% 6/10/21	MXN	56,025	3,470
6.75% 9/27/34		2,185	2,611
United Republic of Tanzania 6.5375% 3/9/20 (c)		625	592
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,100	3,875
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		97,601	610
5.75% 2/26/16 (Reg S.)		23,675	19,946
9% 5/7/23 (Reg. S)		1,600	548
9.25% 9/15/27		3,245	1,266
9.25% 5/7/28 (Reg. S)		2,705	913
11.75% 10/21/26 (Reg. S)		5,785	2,242
11.95% 8/5/31 (Reg. S)		12,535	4,920
12.75% 8/23/22		4,210	1,800
Vietnamese Socialist Republic:
1.3725% 3/12/16 (c)		647	634
4% 3/12/28 (n)		13,770	13,185
4.8% 11/19/24 (b)		590	558
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,409,545)			1,381,394

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 3/3/16	INR	95,000	1,441
European Union 0.625% 11/4/23 (Reg. S)	EUR	12,000	13,442
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $14,945)			14,883
		Shares	Value (000s)

Common Stocks - 4.8%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.2%
Chassix Holdings, Inc.		302,822	6,989
Chassix Holdings, Inc. warrants (m)		16,217	0
Delphi Automotive PLC		73,500	5,589
Exide Technologies		3,795	0
Exide Technologies		12,652	0
Remy International, Inc.		122,400	3,580
Tenneco, Inc. (m)		117,300	5,252
			21,410
Automobiles - 0.1%
General Motors Co.		4,305	129
General Motors Co.:
warrants 7/10/16 (m)		144,757	2,950
warrants 7/10/19 (m)		144,757	1,914
			4,993
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (m)(o)		32,078	283
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (m)		6,500	4,682
Extended Stay America, Inc. unit		534,200	8,964
Fiesta Restaurant Group, Inc. (m)		97,500	4,424
Station Holdco LLC (m)(o)(p)		4,989,172	18,310
Station Holdco LLC (m)(o)(q)		37,963	139
Station Holdco LLC:
unit (m)(o)(q)		57,186	39
warrants 6/15/18 (m)(o)(p)		198,954	135
			36,693
Household Durables - 0.4%
Calatlantic Group, Inc. (m)		777,500	6,220
Harman International Industries, Inc.		84,800	8,140
Lennar Corp. Class A		210,400	10,127
Taylor Morrison Home Corp. (m)		323,500	6,037
			30,524
Media - 0.3%
AMC Networks, Inc. Class A (m)		133,400	9,761
Naspers Ltd. Class N		73,600	9,191
Sinclair Broadcast Group, Inc. Class A		387,900	9,822
			28,774
Specialty Retail - 0.1%
Office Depot, Inc. (m)		1,210,500	7,771
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (m)		67,000	3,890
Michael Kors Holdings Ltd. (m)		72,900	3,079
			6,969

TOTAL CONSUMER DISCRETIONARY			137,417

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (m)		142,776	96
The Hain Celestial Group, Inc. (m)		19,900	1,027
			1,123
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (m)		108,700	1,471
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Midstream Partners LP		220,000	1,360

TOTAL ENERGY			2,831

FINANCIALS - 0.1%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (m)		36,934	561
Penson Worldwide, Inc. Class A (m)		3,883,237	0
			561
Consumer Finance - 0.1%
Springleaf Holdings, Inc. (m)		148,500	6,492

TOTAL FINANCIALS			7,053

HEALTH CARE - 0.9%
Biotechnology - 0.4%
Biogen, Inc. (m)		37,700	11,001
Celgene Corp. (m)		97,100	10,503
Gilead Sciences, Inc.		121,400	11,920
			33,424
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. (m)		121,600	5,201
HCA Holdings, Inc. (m)		149,300	11,550
Rotech Healthcare, Inc. (m)		68,276	2,251
			19,002
Pharmaceuticals - 0.3%
Allergan PLC (m)		58,800	15,982
Valeant Pharmaceuticals International, Inc. (Canada) (m)		65,500	11,691
			27,673

TOTAL HEALTH CARE			80,099

INDUSTRIALS - 0.4%
Airlines - 0.1%
Air Canada (m)		806,200	6,482
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (m)(o)		9,383,257	563
Marine - 0.0%
U.S. Shipping Partners Corp. (m)		12,063	2
U.S. Shipping Partners Corp. warrants 12/31/29 (m)		112,939	0
			2
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A		123,200	3,809
HD Supply Holdings, Inc. (m)		281,900	8,068
Penhall Acquisition Co.:
Class A (m)		6,088	482
Class B (m)		2,029	161
United Rentals, Inc. (m)		156,200	9,380
			21,900
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (b)(m)		406,682	4,667

TOTAL INDUSTRIALS			33,614

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.2%
CDW Corp.		455,500	18,612
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR		245,200	14,459
Baidu.com, Inc. sponsored ADR (m)		27,100	3,724
Facebook, Inc. Class A (m)		78,700	7,075
Google, Inc. Class A (m)		9,300	5,937
			31,195
IT Services - 0.1%
MasterCard, Inc. Class A		64,900	5,849
PayPal Holdings, Inc. (m)		140,000	4,346
			10,195
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.		79,700	9,963
Cypress Semiconductor Corp.		5,171	44
Freescale Semiconductor, Inc. (m)		419,200	15,334
MagnaChip Semiconductor Corp. (m)		49,030	323
NXP Semiconductors NV (m)		52,100	4,536
Qorvo, Inc. (m)		255,027	11,489
Skyworks Solutions, Inc.		210,900	17,760
			59,449
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		81,200	8,956

TOTAL INFORMATION TECHNOLOGY			128,407

MATERIALS - 0.2%
Chemicals - 0.1%
LyondellBasell Industries NV Class A		122,400	10,203
Containers & Packaging - 0.1%
WestRock Co.		210,588	10,833
Metals & Mining - 0.0%
Aleris International, Inc. (m)(o)		38,307	411
Mirabela Nickel Ltd. (m)		2,473,165	144
			555

TOTAL MATERIALS			21,591

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (m)		272,900	10,864
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		7,275	269
TOTAL COMMON STOCKS
(Cost $446,757)			423,268

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (m)		57,438	467
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		8,700	8,208

TOTAL CONVERTIBLE PREFERRED STOCKS			8,675

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K, 6.375%		218,984	5,731
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (b)		12,855	12,896
TOTAL FINANCIALS			18,627
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.:
15.00% (m)		1,550,603	1,551
Class C 19.50% (o)		391,660	392
			1,943

TOTAL NONCONVERTIBLE PREFERRED STOCKS			20,570

TOTAL PREFERRED STOCKS
(Cost $20,917)			29,245
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.6%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		3,815	3,872
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		4,895	4,822
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,810	1,776
			6,598
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		1,203	1,051
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		7,546	7,521
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)		2,592	2,570
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		396	396
			11,538
Media - 0.0%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind (m)	CAD	8	6
Tranche B, term loan 18% 1/15/49 pay-in-kind (m)	CAD	5	4
			10

TOTAL CONSUMER DISCRETIONARY			22,018

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (c)		2,865	2,851
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		7,391	7,378

TOTAL CONSUMER STAPLES			10,229

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		3,166	3,134
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)		1,741	1,737
			4,871
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (c)		260	259
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16		43	41
Tranche B, term loan 19.5% 1/31/16		142	133
			174
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (c)		1,756	1,738
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Sophia L.P. Tranche B, term loan 9/30/22 (r)		8,460	8,436
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (c)		450	443
Tranche B 1LN, term loan 4.75% 11/12/21 (c)		407	406
			9,285
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)		3,937	3,906
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5032% 8/16/19 (c)		2,104	1,567
Murray Energy Corp. Tranche B 2LN, term loan 7.5% 4/16/20 (c)		6,354	4,923
			6,490

TOTAL MATERIALS			10,396

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		4,293	4,264
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (c)		1,692	1,582
Tranche D 2LN, term loan 3.8266% 3/31/19 (c)		1,693	1,583
			3,165

TOTAL TELECOMMUNICATION SERVICES			7,429

UTILITIES - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (c)		80,131	79,831
TOTAL BANK LOAN OBLIGATIONS
(Cost $147,093)			146,230

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (c)		3,489	3,420
Goldman Sachs 1.25% 12/14/19 (c)		3,197	3,134
Mizuho 1.25% 12/14/19 (c)		2,285	2,239
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $8,288)			8,793
		Shares	Value (000s)

Fixed-Income Funds - 6.1%
Fidelity Floating Rate Central Fund (s)
(Cost $540,615)		5,260,740	536,701
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 3.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (b)(e)		7,335	7,760
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (e)		6,745	5,314
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.25% (c)(e)	EUR	2,500	2,613
FINANCIALS - 3.1%
Banks - 2.5%
Banco Do Brasil SA 9% (b)(c)(e)		5,320	3,234
Bank of America Corp.:
5.125% (c)(e)		10,690	10,595
5.2% (c)(e)		23,520	22,355
6.25% (c)(e)		7,170	7,041
8% (c)(e)		3,065	3,245
8.125% (c)(e)		2,245	2,415
Barclays Bank PLC 7.625% 11/21/22		17,490	20,082
Citigroup, Inc.:
5.8% (c)(e)		8,960	9,015
5.9% (c)(e)		13,975	13,731
5.95% (c)(e)		25,260	24,775
6.3% (c)(e)		2,145	2,115
JPMorgan Chase & Co.:
5% (c)(e)		12,930	12,736
5.3% (c)(e)		6,510	6,549
6% (c)(e)		23,845	23,710
6.125% (c)(e)		5,990	6,137
6.75% (c)(e)		3,295	3,468
Wells Fargo & Co.:
5.875% (c)(e)		19,480	20,280
5.9% (c)(e)		24,365	24,789
7.98% (c)(e)		2,035	2,157
			218,429
Capital Markets - 0.4%
Bank of Scotland 7.281% (c)(e)	GBP	2,450	4,426
Goldman Sachs Group, Inc.:
5.375% (c)(e)		5,420	5,422
5.7% (c)(e)		13,704	13,958
Morgan Stanley 5.55% (c)(e)		6,545	6,524
			30,330
Consumer Finance - 0.1%
American Express Co.:
4.9% (c)(e)		3,940	3,794
5.2% (c)(e)		7,265	7,337
			11,131
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(e)		2,595	1,753
8.625% (Reg. S) (e)		380	257
			2,010
Insurance - 0.1%
Credit Agricole Assurances SA 4.25% (c)(e)	EUR	2,400	2,542
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (c)(e)	EUR	4,200	4,087
Society of Lloyd's 7.421% (c)(e)	GBP	2,906	4,707
			11,336

TOTAL FINANCIALS			273,236

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(e)		17,010	10,178
7.5% (Reg. S) (e)		250	150
			10,328
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (e)		7,550	2,748
TOTAL PREFERRED SECURITIES
(Cost $316,561)			301,999
		Shares	Value (000s)

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.18% (t)
(Cost $260,202)		260,201,679	260,202
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $8,960,688)			8,793,422
NET OTHER ASSETS (LIABILITIES) - 0.6%			53,995
NET ASSETS - 100%			$8,847,417

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
276 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	35,531	$234
245 CBOT 5 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	29,526	124
319 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	51,170	34
TOTAL FUTURES CONTRACTS			$392

The face value of futures purchased as a percentage of Net Assets is 1.3%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000)s	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Dec. 2017	$7,300	3-month LIBOR	1.5%	$(22)	$0	$(22)
LCH	Dec. 2020	4,300	3-month LIBOR	2	(51)	0	(51)
LCH	Dec. 2025	3,200	3-month LIBOR	2.5%	(73)	0	(73)
LCH	Dec. 2045	8,900	3-month LIBOR	2.75%	(345)	0	(345)

TOTAL INTEREST RATE SWAPS					$(491)	$0	$(491)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,732,278,000 or 19.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,758,000.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,054,000.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Quantity represents share amount.

 (m) Non-income producing

 (n) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,273,000 or 0.2% of net assets.

 (p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (q) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Station Holdco LLC	6/17/11 - 4/1/13	$5,173
Station Holdco LLC unit	3/12/13 - 4/1/13	$4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$15,269
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,887
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$392

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$303
Fidelity Floating Rate Central Fund	19,235
Total	$19,538

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$366,013	$192,938	$7,996	$536,701	33.6%
Total	$366,013	$192,938	$7,996	$536,701

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$137,417	$111,522	$283	$25,612
Consumer Staples	1,590	1,027	96	467
Energy	2,831	2,831	--	--
Financials	25,680	12,784	12,896	--
Health Care	88,307	86,056	--	2,251
Industrials	35,557	27,739	--	7,818
Information Technology	128,407	128,407	--	--
Materials	21,591	21,036	--	555
Telecommunication Services	10,864	10,864	--	--
Utilities	269	269	--	--
Corporate Bonds	3,821,479	--	3,821,446	33
U.S. Government and Government Agency Obligations	1,307,280	--	1,307,280	--
U.S. Government Agency - Mortgage Securities	89,909	--	89,909	--
Collateralized Mortgage Obligations	297,115	--	297,115	--
Commercial Mortgage Securities	174,924	--	174,924	--
Foreign Government and Government Agency Obligations	1,381,394	--	1,374,479	6,915
Supranational Obligations	14,883	--	14,883	--
Bank Loan Obligations	146,230	--	138,750	7,480
Sovereign Loan Participations	8,793	--	--	8,793
Fixed-Income Funds	536,701	536,701	--	--
Preferred Securities	301,999	--	301,999	--
Money Market Funds	260,202	260,202	--	--
Total Investments in Securities:	$8,793,422	$1,199,438	$7,534,060	$59,924
Derivative Instruments:
Assets
Futures Contracts	$392	$392	$--	$--
Total Assets	$392	$392	$--	$--
Liabilities
Swaps	$(491)	$--	$(491)	$--
Total Liabilities	$(491)	$--	$(491)	$--
Total Derivative Instruments:	$(99)	$392	$(491)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$95,054
Net Realized Gain (Loss) on Investment Securities	(3,519)
Net Unrealized Gain (Loss) on Investment Securities	5,028
Cost of Purchases	14,938
Proceeds of Sales	(6,620)
Amortization/Accretion	218
Transfers into Level 3	--
Transfers out of Level 3	(45,175)
Ending Balance	$59,924
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$1,141

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $8,936,582,000. Net unrealized depreciation aggregated $143,160,000, of which $304,280,000 related to appreciated investment securities and $447,440,000 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015